Note 8 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Current tax	(121,048)	(299,692)	(343,104)
Deferred tax	97,898	97,240	113,897
Tax charge	(23,150)	(202,452)	(229,207)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

(Loss) Income before income tax	(619,267)	933,710	1,103,107
Less Impairment charges (non deductible)	622,402	-	-
Income before income tax without impairment charges	3,135	933,710	1,103,107

Tax calculated at the tax rate in each country	21,052	(186,752)	(207,422)
Effect of currency translation on tax base	(72,936)	(53,296)	(77,552)
Changes in the tax rates	(958)	13	(1,824)
Utilization of previously unrecognized tax losses	98	547	-
Tax revaluation, withholding tax and others	29,594	37,036	57,591
Tax charges	(23,150)	(202,452)	(229,207)